UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	August 31,

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments

November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — 55.4%
Aerospace & Defense — 1.1%
4,490	Honeywell International, Inc.	$254,224
4,150	Raytheon Co.	256,677
13,750	The Boeing Co.	1,272,425
6,662	United Technologies Corp.	498,118

		2,281,444

Air Freight & Logistics — 0.3%
7,830	United Parcel Service, Inc. Class B	576,914

Auto Components — 0.3%
10,646	Autoliv, Inc.	621,726

Automobiles — 0.5%
1,750	General Motors Corp.	52,203
30,070	Thor Industries, Inc.	1,059,967

		1,112,170

Beverages — 1.7%
19,860	Anheuser-Busch Cos., Inc.	1,047,019
40,760	The Coca-Cola Co.	2,531,196

		3,578,215

Biotechnology — 0.8%
2,100	Celgene Corp.*	129,255
31,880	Gilead Sciences, Inc.*	1,483,695

		1,612,950

Capital Markets — 1.5%
41,310	Allied Capital Corp.(a)	1,005,072
30,130	American Capital Strategies Ltd.(a)	1,133,189
569	Apollo Investment Corp.	10,077
12,170	Merrill Lynch & Co., Inc.	729,470
2,820	Morgan Stanley	148,671

		3,026,479

Chemicals — 0.6%
31,440	Dow Chemical Co.	1,318,594

Commercial Banks — 2.6%
5,660	BB&T Corp.	204,213
23,870	Comerica, Inc.	1,092,769
6,430	First Horizon National Corp.(a)	141,974
35,070	Huntington Bancshares, Inc.	550,248
12,990	Regions Financial Corp.	343,326
54,700	U.S. Bancorp	1,810,023
25,240	Wachovia Corp.	1,085,320
5,180	Wells Fargo & Co.	167,987

		5,395,860

Commercial Services & Supplies — 0.2%
10,430	R.R. Donnelley & Sons Co.	382,364
6,810	Steelcase, Inc.	103,035

		485,399

Shares	Description	Value
Common Stocks — (continued)
Communications Equipment — 1.3%
18,720	Cisco Systems, Inc.*	$524,534
13,190	Motorola, Inc.	210,644
48,020	QUALCOMM, Inc.	1,958,256

		2,693,434

Computers & Peripherals — 2.2%
9,930	Apple, Inc.*	1,809,445
12,270	Hewlett-Packard Co.	627,733
19,700	International Business Machines Corp.	2,072,046

		4,509,224

Containers & Packaging — 0.1%
4,643	Packaging Corp. of America	131,350

Diversified Financial Services — 3.2%
32,390	Bank of America Corp.	1,494,151
72,664	Citigroup, Inc.	2,419,711
59,261	JPMorgan Chase & Co.	2,703,487

		6,617,349

Diversified Telecommunication Services — 1.6%
54,300	AT&T, Inc.(b)	2,074,803
12,670	Embarq Corp.	645,537
51,531	Windstream Corp.	667,326

		3,387,666

Electric Utilities — 1.5%
5,630	Pinnacle West Capital Corp.	241,302
28,720	Progress Energy, Inc.	1,402,110
40,880	Southern Co.	1,537,906

		3,181,318

Electrical Equipment — 0.0%
760	Hubbell, Inc. Class B	41,747

Energy Equipment & Services — 0.6%
11,268	Baker Hughes, Inc.	904,482
6,740	Halliburton Co.	246,752

		1,151,234

Food & Staples Retailing — 0.6%
35,050	Sysco Corp.	1,139,476
1,320	Whole Foods Market, Inc.	56,773

		1,196,249

Food Products — 1.6%
25,200	ConAgra Foods, Inc.	630,504
11,200	General Mills, Inc.	673,680
29,620	H.J. Heinz Co.	1,401,026
18,672	Kraft Foods, Inc.	645,118

		3,350,328

Health Care Equipment & Supplies — 0.6%
8,030	Becton, Dickinson & Co.	664,322
10,760	Medtronic, Inc.	547,146

		1,211,468

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Providers & Services — 0.6%
2,440	Aetna, Inc.	$136,347
12,160	Cardinal Health, Inc.	736,288
520	Express Scripts, Inc.*	35,230
2,560	Manor Care, Inc.(a)	165,427
1,480	Quest Diagnostics, Inc.	81,489

		1,154,781

Hotels, Restaurants & Leisure — 1.0%
1,540	Harrah’s Entertainment, Inc.	135,628
34,490	McDonald’s Corp.	2,016,630

		2,152,258

Household Durables — 0.5%
2,620	Blyth, Inc.	51,535
2,450	D.R. Horton, Inc.	29,327
6,840	Furniture Brands International, Inc.	69,289
2,800	KB HOME	58,492
17,500	Leggett & Platt, Inc.	360,150
2,040	M.D.C. Holdings, Inc.	72,196
11,580	Newell Rubbermaid, Inc.	310,112
620	The Black & Decker Corp.	51,243

		1,002,344

Household Products — 0.9%
1,860	Colgate-Palmolive Co.	148,949
22,680	Procter & Gamble Co.	1,678,320
1,290	The Clorox Co.	83,695

		1,910,964

Industrial Conglomerates — 2.4%
1,300	3M Co.	108,238
127,340	General Electric Co.	4,875,849

		4,984,087

Insurance — 1.8%
4,110	American International Group, Inc.	238,914
4,920	Arthur J. Gallagher & Co.	129,298
2,720	Lincoln National Corp.	167,470
3,230	Mercury General Corp.	167,605
25,990	MetLife, Inc.	1,704,684
5,360	Principal Financial Group, Inc.	351,026
3,200	Prudential Financial, Inc.	301,248
13,510	Unitrin, Inc.	624,973

		3,685,218

Internet Software & Services — 0.8%
2,250	Google, Inc.*	1,559,250
4,320	Yahoo!, Inc.*	115,819

		1,675,069

IT Services — 1.0%
19,640	Automatic Data Processing, Inc.	884,978
30,770	Paychex, Inc.	1,200,030

		2,085,008

Shares	Description	Value
Common Stocks — (continued)
Leisure Equipment & Products — 0.3%
30,000	Brunswick Corp.	$611,700

Machinery — 1.1%
18,140	Caterpillar, Inc.	1,304,266
1,990	Deere & Co.	341,882
2,920	Eaton Corp.	260,785
6,620	Illinois Tool Works, Inc.	367,410

		2,274,343

Media — 1.9%
46,140	CBS Corp. Class B	1,265,644
27,700	Clear Channel Communications, Inc.	994,430
380	Dow Jones & Co., Inc.	22,705
10,130	Entercom Communications Corp.	165,018
2,950	Regal Entertainment Group	58,380
37,490	The Walt Disney Co.	1,242,793
350	Tribune Co.	10,864
23,740	Warner Music Group Corp.(a)	179,237

		3,939,071

Metals & Mining — 1.0%
13,570	Nucor Corp.	803,480
11,400	Southern Copper Corp.(a)	1,261,410

		2,064,890

Multi-Utilities — 1.1%
21,060	Consolidated Edison, Inc.	1,020,357
9,690	DTE Energy Co.	475,294
4,500	Energy East Corp.	124,380
467	Integrys Energy Group, Inc.	23,822
10,750	NiSource, Inc.	198,983
14,050	TECO Energy, Inc.	243,346
3,820	Xcel Energy, Inc.	88,280

		2,174,462

Oil, Gas & Consumable Fuels — 5.5%
26,840	Chevron Corp.	2,355,747
30,109	ConocoPhillips	2,409,925
54,502	Exxon Mobil Corp.	4,859,398
29,520	Marathon Oil Corp.	1,650,168

		11,275,238

Paper & Forest Products — 0.6%
17,290	Weyerhaeuser Co.	1,265,282

Personal Products — 0.3%
12,060	The Estee Lauder Cos., Inc.	541,253

Pharmaceuticals — 4.4%
31,640	Abbott Laboratories	1,819,617
61,040	Bristol-Myers Squibb Co.	1,808,615
26,700	Eli Lilly & Co.	1,413,765

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals — (continued)
7,400	Johnson & Johnson(b)	$501,276
116,261	Pfizer, Inc.	2,762,361
15,210	Wyeth	746,811

		9,052,445

Real Estate Investment Trusts — 0.5%
9,139	Apartment Investment & Management Co.	363,458
4,598	Developers Diversified Realty Corp.	204,197
40	General Growth Properties, Inc.	1,858
4,320	Simon Property Group, Inc.	425,304
1,220	Vornado Realty Trust	109,800

		1,104,617

Road & Rail — 0.7%
27,930	Norfolk Southern Corp.	1,430,295

Semiconductors & Semiconductor Equipment — 2.2%
18,090	Applied Materials, Inc.	340,635
101,670	Intel Corp.	2,651,553
12,050	Linear Technology Corp.(a)	367,043
10,030	Maxim Integrated Products, Inc.	232,596
34,500	Microchip Technology, Inc.	993,255

		4,585,082

Software — 1.4%
85,560	Microsoft Corp.	2,874,816

Specialty Retail — 0.6%
20,750	Limited Brands, Inc.	416,660
26,230	RadioShack Corp.	485,255
15,110	The Home Depot, Inc.	431,542

		1,333,457

Thrifts & Mortgage Finance — 1.0%
29,090	IndyMac Bancorp, Inc.(a)	277,810
48,430	New York Community Bancorp, Inc.(a)	901,282
49,065	Washington Mutual, Inc.	956,767

		2,135,859

Tobacco — 0.9%
20,201	Altria Group, Inc.	1,566,790
3,670	UST, Inc.	212,493

		1,779,283

TOTAL COMMON STOCKS		$114,572,940

	Dividend	Maturity
Shares	Rate	Date	Value
Preferred Stock(c) — 0.1%
Freddie Mac
7,000	8.375%	12/31/12	$178,500

Principal		Interest		Maturity
Amount ·		Rate		Date	Value
Corporate Bonds — 7.8%
Aerospace/Defense(c) — 0.1%
Alliant Techsystems, Inc.
	$62,000	6.750%		04/01/16	$60,915
Bombardier, Inc.(d)
	50,000	6.300		05/01/14	49,125
L-3 Communications Corp.
	125,000	6.375		10/15/15	123,750

					233,790

Automotive — 0.1%
Ford Motor Credit Co.
	175,000	6.625		06/16/08	172,101
General Motors Acceptance Corp.
	125,000	6.875		09/15/11	110,013

					282,114

Banks — 1.0%
ANZ Capital Trust I(c)(d)
	175,000	4.484		12/31/49	172,139
Astoria Financial Corp.(c)
	150,000	5.750		10/15/12	150,621
Bank of America Corp.
	125,000	5.750		12/01/17	124,998
GreenPoint Bank
	125,000	9.250		10/01/10	134,536
GreenPoint Financial Corp.
	125,000	3.200		06/06/08	123,698
HBOS Capital Funding LP(c)(d)(e)
	225,000	6.071		06/30/49	210,002
Mizuho JGB Investment LLC(c)(d)(e)
	100,000	9.870		12/31/49	102,972
Popular North America Capital Trust I(c)
	125,000	6.564		09/15/34	107,694
Popular North America, Inc.
	150,000	5.650		04/15/09	150,644
Resona Bank Ltd.(c)(d)(e)
EUR	175,000	4.125		09/27/49	234,359
	$175,000	5.850		09/29/49	165,404
Royal Bank of Scotland Group PLC
	125,000	9.118	(c)	03/31/49	134,946
	125,000	6.990	(c)(d)	10/29/49	123,018
VTB 24 Capital PLC(e)
	100,000	6.540		12/07/09	97,250
Washington Mutual, Inc.
	100,000	8.250		04/01/10	95,901

					2,128,182

Brokerage — 0.4%
Lehman Brothers Capital Trust VII(c)(e)
	75,000	5.857		11/29/49	66,677
Lehman Brothers Holdings, Inc.
EUR	200,000	5.375		10/17/12	283,741
	$175,000	6.200		09/26/14	174,960
Merrill Lynch & Co., Inc.
	100,000	6.400		08/28/17	102,047

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Brokerage — (continued)
Morgan Stanley
	$100,000	5.750%	08/31/12	$102,011

				729,436

Chemicals(c) — 0.1%
Ineos Group Holdings PLC
EUR	125,000	7.875	02/15/16	157,267

Diversified Manufacturing(c)(d) — 0.0%
Tyco Electronics Group SA
	$75,000	6.000	10/01/12	77,314

Electric(c) — 0.5%
Arizona Public Service Co.
	100,000	5.800	06/30/14	101,532
	150,000	6.250	08/01/16	155,373
CenterPoint Energy, Inc. Series B
	25,000	7.250	09/01/10	26,609
Commonwealth Edison Co.
	175,000	5.400	12/15/11	176,892
FirstEnergy Corp. Series C
	110,000	7.375	11/15/31	117,390
MidAmerican Energy Holdings Co.
	125,000	6.125	04/01/36	124,531
	25,000	5.950	05/15/37	24,296
Nevada Power Co. Series L
	100,000	5.875	01/15/15	100,610
Progress Energy, Inc.
	100,000	5.625	01/15/16	100,372
	75,000	7.000	10/30/31	82,401

				1,010,006

Energy(c) — 0.3%
Canadian Natural Resources Ltd.
	100,000	5.700	05/15/17	99,662
	75,000	6.500	02/15/37	75,953
EnCana Corp.
	200,000	6.500	02/01/38	204,040
Kerr-McGee Corp.
	175,000	6.950	07/01/24	186,544

				566,199

Entertainment — 0.0%
Time Warner Entertainment Co.
	25,000	8.375	03/15/23	28,958

Environmental(c) — 0.1%
Allied Waste North America, Inc. Series B
	125,000	7.125	05/15/16	124,375

Food & Beverage — 0.0%
Kraft Foods, Inc.
	75,000	6.500	08/11/17	78,614

Gaming(c) — 0.3%
Caesars Entertainment, Inc.
	125,000	8.875	09/15/08	127,344

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds — (continued)
Gaming(c) — (continued)
$50,000	7.500%	09/01/09	$51,750
Harrah’s Operating Co., Inc.
250,000	5.500	07/01/10	235,000
MGM Mirage, Inc.
50,000	8.500	09/15/10	51,625
Mohegan Tribal Gaming Authority
125,000	8.000	04/01/12	126,094

			591,813

Health Care Services(c) — 0.1%
HCA, Inc.
125,000	9.125	11/15/14	128,125

Life Insurance(c) — 0.3%
Americo Life, Inc.(d)
50,000	7.875	05/01/13	51,721
Lincoln National Corp.(e)
275,000	7.000	05/17/66	277,318
Phoenix Life Insurance Co.(d)
125,000	7.150	12/15/34	137,147
Reinsurance Group of America, Inc.(e)
75,000	6.750	12/15/65	68,824

			535,010

Media — Cable — 0.7%
Comcast Cable Communications Holdings, Inc.
40,000	8.375	03/15/13	44,894
125,000	9.455	11/15/22	160,660
Cox Communications, Inc.(c)
325,000	4.625	01/15/10	323,397
Cox Enterprises, Inc.(c)(d)
250,000	4.375	05/01/08	248,734
CSC Holdings, Inc.
125,000	7.250	07/15/08	125,156
Rogers Cable, Inc.(c)
100,000	5.500	03/15/14	99,113
Time Warner Cable, Inc.(c)
300,000	5.400	07/02/12	301,857
50,000	6.550	05/01/37	49,622
Viacom, Inc.(c)
125,000	5.750	04/30/11	126,730

			1,480,163

Media — Non Cable(c) — 0.4%
AMFM, Inc.
375,000	8.000	11/01/08	379,687
EchoStar DBS Corp.
125,000	7.125	02/01/16	130,000
Idearc, Inc.
125,000	8.000	11/15/16	117,813
News America, Inc.(d)
225,000	6.650	11/15/37	229,103

			856,603

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

Principal	Interest		Maturity
Amount ·	Rate		Date	Value
Corporate Bonds — (continued)
Metals & Mining(c) — 0.2%
GrafTech Finance, Inc.
$125,000	10.250%		02/15/12	$129,375
Inco Ltd.
200,000	5.700		10/15/15	199,780
Xstrata Canada Corp.
75,000	7.250		07/15/12	81,721

				410,876

Noncaptive — Financial — 0.4%
Countrywide Home Loans, Inc.
50,000	4.250		12/19/07	49,504
Nelnet, Inc.(c)(e)
150,000	7.400		09/29/36	152,093
PHH Corp.(c)
350,000	6.000		03/01/08	351,386
Residential Capital LLC(c)
175,000	7.375		06/30/10	118,562
VTB Capital SA(d)
110,000	6.609		10/31/12	109,770

				781,315

Pipelines — 0.7%
Boardwalk Pipelines LP(c)
175,000	5.875		11/15/16	174,497
CenterPoint Energy Resources Corp. Series B(c)
150,000	5.950		01/15/14	152,303
El Paso Natural Gas Co.
75,000	7.500		11/15/26	81,738
Energy Transfer Partners LP(c)
75,000	5.650		08/01/12	74,239
250,000	5.950		02/01/15	248,305
Enterprise Products Operating LP(c)
175,000	4.950		06/01/10	176,344
100,000	8.375	(e)	08/01/66	104,396
100,000	7.034	(e)	01/15/68	93,576
ONEOK Partners LP(c)
100,000	6.650		10/01/36	101,246
100,000	6.850		10/15/37	105,838
Southern Natural Gas Co.(c)
75,000	7.350		02/15/31	80,613
Tennessee Gas Pipeline Co.(c)
50,000	7.000		10/15/28	51,337

				1,444,432

Property/Casualty Insurance — 0.5%
Arch Capital Group Ltd.(c)
150,000	7.350		05/01/34	161,942
Aspen Insurance Holdings Ltd.(c)
100,000	6.000		08/15/14	102,208
Catlin Insurance Co. Ltd.(c)(d)(e)
75,000	7.249		12/31/49	70,623
CNA Financial Corp.
30,000	6.950		01/15/18	31,109
50,000	7.250		11/15/23	51,459
Endurance Specialty Holdings Ltd.(c)
100,000	6.150		10/15/15	101,172

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
PartnerRe Finance(c)(e)
	$25,000	6.440%	12/01/66	$22,286
QBE Insurance Group Ltd.(c)(d)(e)
	225,000	5.647	07/01/23	224,766
SAFECO Corp.
	150,000	4.200	02/01/08	149,835
Swiss Re Capital I LP(c)(d)(e)
	125,000	6.854	05/29/49	122,151
The Chubb Corp.(c)(e)
	100,000	6.375	03/29/37	96,970

				1,134,521

Real Estate Investment Trusts — 0.4%
Arden Realty, Inc.
	75,000	9.150	03/01/10	83,767
iStar Financial, Inc.(c)
	75,000	5.650	09/15/11	68,413
	50,000	6.500	12/15/13	43,841
iStar Financial, Inc. Series B(c)
	50,000	5.125	04/01/11	44,468
	75,000	5.700	03/01/14	62,624
Reckson Operating Partnership LP(c)
	25,000	7.750	03/15/09	25,898
	92,000	5.150	01/15/11	92,753
Simon Property Group LP(f)
	150,000	7.000	06/15/28	152,458
Westfield Capital Corp.(c)(d)
	125,000	5.125	11/15/14	120,449
Westfield Group(c)(d)
	150,000	5.400	10/01/12	151,987

				846,658

Technology(c) — 0.1%
Fiserv, Inc.
	175,000	6.125	11/20/12	177,715

Tobacco — 0.0%
Altria Group, Inc.
	25,000	7.000	11/04/13	27,784

Wireless Telecommunications(c) — 0.6%
America Movil SA de CV
	200,000	5.500	03/01/14	198,772
AT&T Wireless Services, Inc.
	200,000	7.875	03/01/11	216,718
Hellas Telecommunications Luxembourg V(e)
EUR	125,000	8.232	10/15/12	181,269
Inmarsat Finance PLC(g)
	$250,000	10.375	11/15/12	240,625
Intelsat Subsidiary Holding Co. Ltd.
	125,000	8.625	01/15/15	126,250
Sprint Capital Corp.
	275,000	7.625	01/30/11	285,272

				1,248,906

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications — 0.5%
Ameritech Capital Funding
$50,000	6.250%	05/18/09	$51,546
AT&T, Inc.(c)
200,000	4.125	09/15/09	198,152
Deutsche Telekom International Finance BV
125,000	8.250	06/15/30	155,668
Qwest Corp.(c)
50,000	8.875	03/15/12	53,750
Telecom Italia Capital(c)
100,000	4.000	01/15/10	98,360
225,000	4.950	09/30/14	216,821
TPSA Finance BV(d)
175,000	7.750	12/10/08	179,649
Windstream Corp.(c)
125,000	8.625	08/01/16	130,000

			1,083,946

TOTAL CORPORATE BONDS			$16,164,122

Mortgage-Backed Obligations — 32.0%
Collateralized Mortgage Obligations — 11.1%
Adjustable Rate Non-Agency(e) — 8.4%
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-1, Class 21A1
$37,838	4.457	04/25/34	$37,532
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-3, Class 2A1
63,276	5.072	06/25/35	63,078
Bear Stearns Alternative-A Trust II Series 2007-1, Class 1A1
967,485	6.278	09/25/47	962,662
Chase Mortgage Finance Corp. Series 2007-A1, Class 2A1
898,825	4.139	02/25/37	889,677
Countrywide Alternative Loan Trust Series 2005-31, Class 2A1
342,436	5.089	08/25/35	334,148
Countrywide Alternative Loan Trust Series 2005-38, Class A3
386,211	5.139	09/25/35	376,685
Countrywide Home Loans Series 2004-HYB6, Class A2
34,187	4.557	11/20/34	33,908
Countrywide Home Loans Series 2005-HYB4, Class 2A1
59,902	4.900	08/20/35	59,568
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
683,510	6.028	08/19/36	680,009
Indymac Index Mortgage Loan Trust Series 2005-AR15, Class A1
687,834	5.443	09/25/35	673,908
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
624,270	5.009	04/25/46	602,931
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
880,997	4.755	07/25/35	878,023
Lehman XS Trust Series 2007-16N, Class 2A2
993,806	5.639	09/25/47	962,749
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
40,931	5.169	11/25/34	39,967

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(e) — (continued)
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
$595,312	5.863%	01/25/46	$568,466
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
995,775	6.550	11/25/37	1,007,578
Structured Adjustable Rate Mortgage Loan Series 2004-16, Class 3A1
42,874	5.450	11/25/34	42,952
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 3A1
39,612	4.380	05/25/34	38,960
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
419,849	4.708	06/25/34	418,130
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1
754,915	5.019	02/25/36	723,002
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
1,000,000	6.363	08/25/47	974,189
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
163,576	4.700	11/25/33	162,943
Washington Mutual Mortgage Pass-Through Certificates Series 2004-AR3, Class A2
56,966	4.243	06/25/34	56,329
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
675,343	5.109	08/25/45	660,500
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
382,216	5.059	12/25/45	370,294
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
468,120	5.079	07/25/45	454,695
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
806,531	5.783	09/25/46	783,461
Wells Fargo Alternative Loan Trust Series 2007- PA6, Class A1
950,000	6.607	12/28/37	956,035
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
487,522	5.110	10/25/35	482,681
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 6A3
772,892	5.000	10/25/35	769,353
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR6, Class A1
760,282	5.039	04/25/35	720,143
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
747,277	5.597	07/25/36	749,566
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
810,987	5.100	03/25/36	808,560

			17,342,682

4

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(h) — 0.2%
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
$237,882	5.500%	06/25/33	$18,623
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2(d)(e)
2,388,753	1.173	03/13/40	76,542
Countrywide Home Loan Trust Series 2003-42, Class 2X1(e)
1,240,143	0.355	10/25/33	2,757
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
13,222	5.500	06/25/33	420
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
312,285	5.250	07/25/33	43,718
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(e)
134,340	0.782	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(e)
170,922	0.605	08/25/33	256
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP(d)(e)
1,367,466	1.634	05/15/38	49,336
FHLMC Series 2575, Class IB
164,259	5.500	08/15/30	15,078
FNMA Series 2004-47, Class EI(e)(i)
280,602	0.000	06/25/34	13,497
FNMA Series 2004-62, Class DI(e)(i)
107,408	0.000	07/25/33	4,617
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(e)
135,303	0.679	08/25/33	669
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(e)
44,741	1.158	07/25/33	419
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2(d)(e)
2,957,693	1.443	02/11/36	108,667
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR04, Class X1(e)
315,369	1.181	01/25/08	263
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR07, Class X(e)
666,987	0.936	06/25/08	1,967
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR12, Class X(e)
671,194	0.483	02/25/34	2,591

			339,420

Inverse Floaters(e) — 0.2%
FNMA Series 1993-248, Class SA REMIC
155,490	5.184	08/25/23	149,699
GNMA Series 2001-48, Class SA
27,210	11.349	10/16/31	32,068
GNMA Series 2001-51, Class SA
43,288	12.315	10/16/31	52,472
GNMA Series 2001-51, Class SB
54,322	11.349	10/16/31	64,072
GNMA Series 2001-59, Class SA
41,110	11.186	11/16/24	48,760

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(e) — (continued)
GNMA Series 2002-13, Class SB
$17,581	15.829%	02/16/32	$22,984

			370,055

Planned Amortization Class — 0.0%
FNMA Series 1993-76, Class PJ
40,770	6.000	06/25/08	40,775

Regular Floater(e)(i) — 0.1%
FHLMC Series 3038, Class XA
73,654	0.000	09/15/35	74,699
FHLMC Series 3325, Class SX
98,333	0.000	06/15/37	97,806

			172,505

Sequential Fixed Rate — 2.2%
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A1
592,773	7.202	10/15/32	621,760
FNMA REMIC Trust Series 2002-24, Class AE
16,996	6.000	04/25/16	16,941
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
1,000,000	5.333	11/10/45	1,001,808
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
1,000,000	6.278	11/15/39	1,037,153
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
1,000,000	5.197	11/15/30	990,856
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
1,000,000	5.156	02/15/31	985,784

			4,654,302

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			22,919,739

Federal Agencies — 20.9%
Adjustable Rate FHLMC(e) — 0.3%
665,517	4.582	08/01/35	663,895

Adjustable Rate FNMA(e) — 1.0%
27,306	7.290	09/01/32	27,759
347,966	4.347	12/01/33	347,531
506,231	4.225	01/01/34	503,813
701,365	4.250	02/01/34	697,143
504,834	4.605	01/01/35	504,502

			2,080,748

Adjustable Rate GNMA(e) — 0.6%
23,738	6.375	06/20/23	24,158
10,331	5.625	07/20/23	10,440
10,831	5.625	08/20/23	10,929
28,511	5.625	09/20/23	28,769
8,164	6.375	03/20/24	8,300
76,848	6.375	04/20/24	78,201
9,429	6.375	05/20/24	9,584
73,537	6.375	06/20/24	74,828

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(e) — (continued)
$39,560	5.625%	07/20/24	$39,989
56,367	5.625	08/20/24	56,986
18,541	5.625	09/20/24	18,733
21,548	6.125	11/20/24	21,906
18,965	6.125	12/20/24	19,273
15,429	6.375	01/20/25	15,721
7,645	6.375	02/20/25	7,789
26,159	6.375	05/20/25	26,602
18,608	5.625	07/20/25	18,833
11,188	6.375	02/20/26	11,374
496	5.625	07/20/26	501
30,469	6.375	01/20/27	31,023
9,734	6.375	02/20/27	9,897
85,093	6.375	04/20/27	86,370
9,725	6.375	05/20/27	9,862
9,336	6.375	06/20/27	9,468
2,962	6.125	11/20/27	3,004
11,012	6.125	12/20/27	11,165
25,623	6.375	01/20/28	26,064
8,990	6.250	02/20/28	9,100
9,790	6.375	03/20/28	9,955
55,546	5.625	07/20/29	56,054
21,141	5.625	08/20/29	21,334
8,278	5.625	09/20/29	8,357
27,003	6.125	10/20/29	27,415
33,917	6.125	11/20/29	34,440
8,712	6.125	12/20/29	8,846
12,318	6.250	01/20/30	12,483
5,656	6.250	02/20/30	5,732
24,688	6.250	03/20/30	25,019
38,467	6.375	04/20/30	39,066
96,958	6.375	05/20/30	98,526
9,884	6.375	06/20/30	10,031
72,897	5.625	07/20/30	73,098
10,762	5.625	09/20/30	10,793
21,732	5.875	10/20/30	22,027

			1,142,045

FHLMC — 2.0%
82,738	8.000	07/01/15	87,474
19,459	7.000	12/01/15	20,237
84,982	6.500	07/01/16	87,480
1,665,791	4.000	06/01/19	1,608,935
61,035	7.500	03/01/27	66,146
132,736	6.500	12/01/29	137,463
178,757	7.000	04/01/31	187,780
178,749	7.000	07/01/32	186,609
1,090,153	6.500	01/01/33	1,125,328
631,632	6.500	04/01/34	650,183

			4,157,635

FNMA — 17.0%
32,042	7.000	01/01/16	33,345
678,998	5.000	12/01/17	681,390
38,754	4.500	04/01/18	38,215
333,220	4.500	05/01/18	328,582
451,630	4.500	06/01/18	445,346
24,061	4.500	07/01/18	23,726
1,542,993	4.500	08/01/18	1,521,518
822,743	4.000	09/01/18	798,169

Principal	Interest	Maturity
Amount ·	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$760,490	5.000%	06/01/19	$762,938
500,169	6.000	09/01/19	512,455
629,602	6.000	12/01/20	645,067
66,777	7.000	11/01/30	69,316
117,624	7.500	03/01/31	122,657
84,152	7.000	10/01/35	87,615
1,134,382	6.500	09/01/36	1,166,881
2,228,186	6.500	10/01/36	2,292,021
996,282	6.500	11/01/36	1,024,824
451,455	7.000	12/01/36	468,628
166,521	7.000	03/01/37	172,854
2,788,308	7.000	04/01/37	2,894,357
112,649	7.000	06/01/37	116,933
4,465,704	6.500	10/01/37	4,593,221
1,869,721	7.500	10/01/37	1,956,670
14,000,000	6.500	TBA-15yr(j)	14,398,132

			35,154,860

TOTAL FEDERAL AGENCIES			43,199,183

TOTAL MORTGAGE-BACKED OBLIGATIONS			$66,118,922

Agency Debentures — 4.3%
FFCB
$1,200,000	4.500%	08/08/11	$1,217,655
1,000,000	4.400	04/25/12	1,017,133
2,000,000	4.550	08/10/12	2,045,248
900,000	4.700	08/10/15	914,385
FHLB
1,000,000	4.080	04/26/10	1,008,470
700,000	4.516	08/10/10	714,195
1,200,000	7.375 (b)	02/13/15	1,423,469
Tennessee Valley Authority
600,000	5.375	04/01/56	650,614

TOTAL AGENCY DEBENTURES			$$8,991,169

Asset-Backed Securities — 1.9%
Credit Card — 0.8%
Capital One Multi-Asset Execution Trust Series 2007-A9, Class A9
$1,700,000	4.950%	08/15/12	$1,724,716

Home Equity — 1.0%
CIT Mortgage Loan Trust Series 2007-1, Class 2A1(d)(e)
480,006	5.789	10/25/37	472,806
CIT Mortgage Loan Trust Series 2007-1, Class 2A2(d)(e)
120,000	6.039	10/25/37	115,200
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(d)(e)
210,000	6.239	10/25/37	195,300
Countrywide Home Equity Loan Trust Series 2002-E, Class A(e)
137,895	4.912	10/15/28	135,817
Countrywide Home Equity Loan Trust Series 2003-D, Class A(e)
218,650	4.912	06/15/29	214,386

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

Principal		Interest	Maturity
Amount ·		Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Countrywide Home Equity Loan Trust Series 2004-N, Class 2A(e)
	$238,194	4.932%	02/15/34	$234,316
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	98,950	7.000	09/25/37	100,851
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	98,439	7.000	09/25/37	100,347
Household Home Equity Loan Trust Series 2007-3, Class APT(e)
	441,322	6.235	11/20/36	426,979

				1,996,002

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
	187,720	8.330	04/01/30	209,662

TOTAL ASSET-BACKED SECURITIES				$3,930,380

Credit Linked Notes(d) — 0.6%
Federal Republic of Brazil Inflation Linked
BRL	910,000	10.400	05/15/09	$533,096
	1,400,000	6.000	05/15/11	750,957

TOTAL CREDIT LINKED NOTES				$1,284,053

Emerging Market Debt — 0.7%
Gazinvest Luxembourg SA
	$230,000	7.250	10/30/08	$230,288
Republic of Argentina
	660,000	7.000	09/12/13	563,878
ARS	1,970,421	2.000 (e)	01/03/16	458,797
VTB Capital (Vneshtorgbank)(d)(e)
	$290,000	5.494	08/01/08	287,100

TOTAL EMERGING MARKET DEBT				$1,540,063

U.S. Treasury Obligation — 0.2%
United States Treasury Notes
	$300,000	4.750	03/31/11	$315,315
Repurchase Agreement(k) — 7.1%
Joint Repurchase Agreement Account II
	$14,700,000	4.625%	12/03/07	$14,700,000
Maturity Value: $14,705,666

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL				$227,795,464

	Interest
Shares	Rate	Value
Securities Lending Collateral(e) — 2.4%
Boston Global Investments Trust — Enhanced Portfolio
4,929,038	4.866%	$4,929,038

TOTAL INVESTMENTS — 112.5%		$232,724,502

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.5)%		(25,887,932)

NET ASSETS — 100.0%		$206,836,570

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Non-income producing security.

• The principal amount of each security is stated in the currency in which the bond is denominated. All amounts shown are in U.S. dollars unless otherwise noted. See below.

Currency Description

ARS	= Argentine Peso
BRL	= Brazilian Real
EUR	= Euro Currency

(a) All or a portion of security is on loan.

(b) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(c) Securities with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 4,618,480, which represents approximately 2.2% of net assets as of November 30, 2007.

(e) Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2007.

(f) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g) These securities are issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

(h) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(i) Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(j) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $14,398,132 which represents approximately 7.0% of net assets as of November 30, 2007.

(k) Joint repurchase agreement was entered into on November 30, 2007. Additional information appears in the Additional Investment Information section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At November 30, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Type	Date	Settlement Date	Value	Gain

Brazilian Real	Sale	02/06/08	$976,948	$968,054	$8,894
British Pound	Sale	02/20/08	93,118	92,466	652
Euro	Sale	01/23/08	1,032,849	1,031,202	1,647

TOTAL					$11,193

Open Forward Foreign Currency	Contract	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Type	Date	Settlement Date	Value	Loss

Brazilian Real	Sale	02/06/08	$474,351	$476,802	$(2,451)
British Pound	Purchase	02/20/08	110,462	110,147	(315)

TOTAL					$(2,766)

FUTURES CONTRACTS — At November 30, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(4)	December 2007	$(951,550)	$(603)
Eurodollars	(1)	June 2008	(240,675)	(3,325)
Eurodollars	3	September 2008	723,712	10,013
Eurodollars	2	December 2008	482,825	6,854
Eurodollars	2	March 2009	482,700	6,942
Eurodollars	2	June 2009	482,150	6,717
S&P Mini 500 Index	58	December 2007	4,302,730	(53,177)
2 Year U.S. Treasury Notes	(21)	March 2008	(4,412,297)	(363)
5 Year U.S. Treasury Notes	50	March 2008	5,505,469	22,726
10 Year U.S. Treasury Notes	9	March 2008	1,018,828	35,626
U.S. Treasury Bonds	19	March 2008	2,226,563	(9,906)

TOTAL				$21,504

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2007, the Fund had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $14,700,000, in principal amount.

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

ABN Amro, Inc.	$3,000,000,000	4.64%	12/03/07	$3,001,160,000

Banc of America Securities LLC	500,000,000	4.62	12/03/07	500,192,500

Banc of America Securities LLC	3,550,000,000	4.63	12/03/07	3,551,369,708

Barclays Capital PLC	3,500,000,000	4.63	12/03/07	3,501,350,417

Citigroup Global Markets, Inc.	3,000,000,000	4.63	12/03/07	3,001,157,500

Credit Suisse Securities (USA) LLC	2,000,000,000	4.61	12/03/07	2,000,768,334

Deutsche Bank Securities, Inc.	4,310,000,000	4.63	12/03/07	4,311,662,942

Greenwich Capital Markets	1,000,000,000	4.63	12/03/07	1,000,385,833

Merrill Lynch	3,000,000,000	4.61	12/03/07	3,001,152,500

UBS Securities LLC	3,110,000,000	4.61	12/03/07	3,111,194,758

TOTAL				$26,980,394,492

At November 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Farm Credit Bank, 3.375% to 5.250%, due 07/15/08 to 04/21/14; Federal Home Loan Bank, 0.000% to 5.260%, due 12/07/07 to 09/08/08; Federal Home Loan Mortgage Association, 0.000% to 7.500%, due 12/12/07 to 11/01/37; Federal National Mortgage Association, 0.000% to 10.500%, due 12/03/07 to 10/01/47 and U.S. Treasury Notes, 3.875% to 4.750%, due 02/15/13 to 03/31/11. The aggregate market value of the collateral, including accrued interest, was $27,588,535,976.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

SWAP CONTRACTS — At November 30, 2007, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
						Upfront
	Notional			Payments	Payments	Payments made
	Amount		Termination	received by	made by	(received) by	Unrealized
Swap Counterparty	(000s)		Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$4,000		10/14/08	3.514%	3 month LIBOR	$—	$(36,146)
	4,000		10/06/10	4.703	3 month LIBOR	—	135,407
	4,000		04/06/12	4.736	3 month LIBOR	—	155,938
	5,000		04/19/12	4.547	3 month LIBOR	—	83,119
	3,400	(a)	12/19/12	5.000	3 month LIBOR	103,771	22,990
	2,800	(a)	06/18/13	3 month LIBOR	4.500%	(29,789)	(9,473)
	1,700	(a)	12/19/14	3 month LIBOR	5.000	13,668	(76,591)
	400	(a)	12/19/17	5.250	3 month LIBOR	1,567	18,885
	5,000		11/12/19	3 month LIBOR	5.069	—	(170,008)
	2,300	(a)	12/19/22	5.250	3 month LIBOR	(122,321)	229,481
	300	(a)	12/19/27	3 month LIBOR	5.250	(352)	(12,572)
Bear Stearns & Co., Inc.	2,000		08/20/12	3 month LIBOR	5.282	—	(95,763)
	7,000	(a)	12/19/12	5.000	3 month LIBOR	76,510	109,903
	7,900	(a)	12/19/12	3 month LIBOR	5.000	(35,932)	(258,600)
	2,800	(a)	06/18/13	3 month LIBOR	4.500	(29,863)	(9,399)
	2,100	(a)	12/19/14	5.000	3 month LIBOR	(53,041)	130,769
	8,900	(a)	12/19/14	3 month LIBOR	5.000	20,883	(350,301)
	3,000		06/20/16	5.666	3 month LIBOR	—	289,349
	200	(a)	12/19/17	5.250	3 month LIBOR	3,409	6,817
	200	(a)	12/19/27	3 month LIBOR	5.250	298	(8,914)
	300	(a)	12/19/37	5.250	3 month LIBOR	(23,809)	38,068
Credit Suisse First Boston Corp.	1,000	(a)	12/19/12	3 month LIBOR	5.000	(21,567)	(15,716)
	900	(a)	12/19/17	3 month LIBOR	5.250	(24,499)	(21,517)
Deutsche Bank Securities, Inc	6,120		11/17/10	3 month LIBOR	4.315	—	(57,468)
	GBP2,400(a)		12/19/12	6 month BP	5.750	(110,844)	14,597
	800	(a)	12/19/12	5.750	6 month BP	(7,714)	39,796
	2,500	(a)	06/18/13	5.250	6 month BP	27,135	(11,979)
	$5,400		11/17/15	4.920	3 month LIBOR	—	130,835
	400	(a)	12/19/17	5.250	3 month LIBOR	6,360	14,092
	5,800	(a)	12/19/22	3 month LIBOR	5.250	(273,627)	3,398
	5,700	(a)	06/18/23	5.250	3 month LIBOR	250,310	(5,175)
	400	(a)	12/19/27	3 month LIBOR	5.250	830	(18,062)
	1,510		11/17/38	3 month LIBOR	5.309	—	(76,043)
JPMorgan Securities, Inc.	4,400	(a)	12/19/10	5.000	3 month LIBOR	(67,394)	197,386
	4,400	(a)	12/19/10	3 month LIBOR	5.000	(126,053)	(3,938)
	3,900	(a)	06/18/11	4.500	3 month LIBOR	61,059	3,549
	3,500	(a)	12/19/12	5.000	3 month LIBOR	118,527	11,962
	3,000	(a)	12/19/12	3 month LIBOR	5.000	(13,852)	(97,996)
	3,300	(a)	06/18/13	3 month LIBOR	4.500	(35,175)	(11,098)
	16,400	(a)	12/19/14	5.000	3 month LIBOR	(622,266)	1,229,282
	7,900	(a)	12/19/14	3 month LIBOR	5.000	(247,024)	(45,381)
	7,600	(a)	06/18/15	5.000	3 month LIBOR	219,319	43,386
	300	(a)	12/19/17	3 month LIBOR	5.250	(13,383)	(1,956)
	200	(a)	12/19/17	5.250	3 month LIBOR	3,861	6,365
	900	(a)	06/18/18	5.000	3 month LIBOR	20,436	1,873
	3,500	(a)	12/19/22	5.250	3 month LIBOR	(223,515)	386,585
	200	(a)	12/19/27	3 month LIBOR	5.250	(520)	(8,096)
	1,100	(a)	12/19/27	5.250	3 month LIBOR	49,712	(2,794)
	1,600	(a)	06/18/28	3 month LIBOR	5.250	(63,961)	2,569
	700	(a)	12/19/37	5.250	3 month LIBOR	(55,348)	88,618
	1,000	(a)	12/19/37	3 month LIBOR	5.250	(48,343)	814
	1,000	(a)	06/18/38	5.250	3 month LIBOR	45,659	(905)
Salomon Smith Barney, Inc.	GBP1,600(a)		12/19/12	5.750	6 month BP	37,425	26,739

TOTAL						$(1,189,453)	$2,016,681

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to November 30, 2007.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rates
	Referenced	Amount	Paid by	Termination	Unrealized
Swap Counterparty	Obligation	(000s)	Fund	Date	Loss

Protection Purchased:
Deutsche Bank Securities, Inc.	Argentine Republic	$230	4.786%	09/20/12	$(1,882)
	8.280%, 12/31/33	230	4.984	09/20/12	(3,422)
JPMorgan Securities, Inc.	Argentine Republic
	8.280%, 12/31/33	200	5.055	09/20/12	(5,496)
Salomon Smith Barney, Inc.	Brazilian Government
	International
	11.000%, 8/17/15	700	1.300	02/20/11	(15,492)
	Brazilian Government
	International
	12.250%, 3/6/30	400	1.500	08/22/11	(11,625)

TOTAL					$(37,917)

TOTAL RETURN INDEX SWAP CONTRACTS

	Notional
	Amount	Termination	Unrealized
Swap Counterparty	(000s)	Date	Gain (Loss)

Banc of America Securities LLC	$1,800	12/04/07	$(4,914)
	1,000	01/03/08	(25,693)
	4,000	02/04/08	(3,342)
	2,000	03/04/08	(22)
	500	06/03/08	—
Citibank NA	1,000	02/04/08	(27,135)
Deutsche Bank AG	1,000	12/04/07	(29,823)
	2,400	02/04/08	11,393
	400	06/03/08	—
JPMorgan Securities, Inc.	800	11/30/07	20,694
	3,600	01/31/08	(8,849)

TOTAL			$(67,691)

The Fund receives monthly payments based on any positive monthly duration adjusted return of the Banc of America Securities LLC CMBS AAA 10 Yr Index. The fund makes payments on any negative monthly duration adjusted return of such index.

Investment Abbreviations:
BP	— British Pound Offered Rate
CMBS	— Commercial Mortgage Backed Securities
GBP	— British Pound
LIBOR	— London Interbank Offered Rate

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (CONTINUED)

TAX INFORMATION — At November 30, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$217,681,393

Gross unrealized gain	20,858,479
Gross unrealized loss	(5,815,370)

Net unrealized security gain	$15,043,109

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services or broker/dealer-supplied valuations. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At November 30, 2007, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Forward Sales Contracts — The Fund may enter into forward security sales of mortgage-backed securities in which the Fund sells securities in the current month for delivery of securities defined by pool-stipulated characteristics on a specified future date. The value of the contract is recorded as an asset and a liability on the Fund’s records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.

Futures Contracts — The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Fund is required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Fund realizes a gain or loss which is reported in the Statement of Operations.

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Fund’s strategies and potentially result in a loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Fund seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Fund, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. In addition, the Fund’s credit exposure is allocated to the underlying repurchase counterparties on a pro-rata basis. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Securities Lending — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Fund may lend its securities through a securities lending agent, Boston Global Advisers (“BGA”) — a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Fund’s security lending procedures, the loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund bears the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.

     The Fund invests the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM receives an investment advisory fee of up to 0.10% of the average daily net assets of the Enhanced Portfolio. The Enhanced Portfolio invests in high quality money market instruments. The Fund bears the risk of incurring a loss from the investment of cash collateral due to either credit or market factors. Both the Fund and BGA receive compensation relating to the lending of the Fund’s securities.

Segregation Transactions — The Fund may enter into certain derivative or other transactions to seek to increase total return. Forward foreign currency contracts, futures contracts, swap contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Fund is required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Fund may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Fund and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of

GOLDMAN SACHS BALANCED FUND

Schedule of Investments (continued)

November 30, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Fund may invest in the following types of swaps:

     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Fund are recorded as an asset and/or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss in the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gain on the Statement of Operations.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	January 29, 2008

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	January 29, 2008

* Print the name and title of each signing officer under his or her signature.